UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602

Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: December 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.  A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

SEMI-ANNUAL REPORT

FRANK VALUE FUND

Class C – FNKCX

Institutional Class – FNKIX

Investor Class – FRNKX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

DECEMBER 31, 2017

(UNAUDITED)

VALUE FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Financial Services
12.70%
Money Market Fund
20.82%
Technology
3.12%
Corporate Bonds
14.21%
U.S. Government
Agencies & Obligations
29.41%
Basic Materials
6.17%
Communication Services
4.90%
Consumer Cyclical
8.67%

Sectors are based on Morningstar® classifications.

Portfolio composition subject to change.

BALDWIN FUND

PORTFOLIO ANALYSIS

DECEMBER 31, 2017 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors or investment type, while the underlying securities represent a percentage of the portfolio of investments.

Sectors are based on Morningstar® classifications.

The above chart excludes Written Options.  Purchased options are represented by the underlying security sector.

Portfolio composition subject to change.

VALUE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 35.25%

Cable & Other Pay Television Services - 4.86%
19,960	Liberty Latin America Ltd. Class A *	$ 402,194
33,778	Liberty Latin America Ltd. Class C *	671,844
		1,074,038
Electronic Computers - 3.09%
4,040	Apple, Inc.	683,689

Finance Services - 2.52%
15,604	Blackhawk Network Holdings, Inc. Class A *	556,283

Fire, Marine & Casualty Insurance - 10.08%
7,323	Berkshire Hathaway, Inc. Class B *	1,451,565
38,540	Greenlight Capital Reinsurance, Ltd. Class A *	774,654
		2,226,219
Gold and Silver Ores - 6.11%
47,297	Barrick Gold Corp.	684,388
52,184	Goldcorp, Inc.	666,390
		1,350,778
Patent Owners & Lessors - 4.80%
96,424	Liberty Tax, Inc.	1,060,664

Personal Services - 3.79%
16,847	Shutterfly, Inc. *	838,138

TOTAL FOR COMMON STOCKS (Cost $6,275,506) - 35.25%		7,789,809

CORPORATE BONDS - 14.08%

Application Software - 5.49%
1,200,000	Oracle Corp. 5.75%, 04/15/2018	1,213,754

Computer Communications Equipment - 4.07%
899,000	Cisco Systems, Inc. 1.4%, 02/28/2018	898,530

Information Technology Services - 4.52%
1,000,000	International Business Machines Corp. 1.25%, 02/08/2018	999,396

TOTAL FOR CORPORATE BONDS (Cost $3,115,238) - 14.08%		3,111,680

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

U.S. GOVERNMENT AGENCIES AND OBLIGATIONS - 29.15%

U.S. Treasury Note Bonds - 29.15%
1,500,000	U.S. Treasury Bill 0.00%, 05/24/2018	$ 1,491,443
2,500,000	U.S. Treasury Bill 0.00%, 07/19/2018	2,478,910
2,500,000	U.S. Treasury Bill 0.00%, 09/13/2018	2,471,072
TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $6,454,240) - 29.15%		6,441,425

PUT OPTIONS PURCHASED (Premiums Paid $186) - 0.00%		-

MONEY MARKET FUND - 20.63%
4,560,340	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio 1.15% **	4,560,340
TOTAL FOR MONEY MARKET FUND (Cost $4,560,340) - 20.63%		4,560,340

TOTAL INVESTMENTS (Cost $20,405,510) *** - 99.11%		21,903,254

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.89%		197,642

NET ASSETS - 100.00%		$ 22,100,896

** Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

*** Refer to Note 10 for tax cost.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2017 (UNAUDITED)

PUT OPTIONS - 0.00% *

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

2,000,000	Japan 10 Year Future Option Put	$297,000,000	$148.50	1/31/2018	$ 0

	Total Put Options (Premiums Paid $186) - 0.00%				$ 0

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

COMMON STOCKS - 71.06%

Biological Products - 3.39%
200	Amgen, Inc.	$ 34,780
700	Gilead Sciences, Inc.	50,148
		84,928
Cigarettes - 2.11%
500	Philip Morris International, Inc.	52,825

Computer & Office Equipment - 0.57%
1,000	Hewlett Packard Enterprise Co.	14,360

Crude Petroleum & Natural Gas - 1.10%
500	Total S.A. (France)	27,640

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.89%
900	Emerson Electric Co.	62,721
2,000	General Electric Co.	34,900
		97,621
Electronic Computers - 2.02%
300	Apple, Inc.	50,769

Fire, Marine & Casualty Insurance - 4.33%
800	Travelers Companies, Inc.	108,512

Guided Missiles & Space Vehicles & Parts - 1.28%
100	Lockheed Martin Corp.	32,105

In Vitro & In Vivo Diagnostic Substances - 0.11%
100	Riot Blockchain, Inc.	2,840

Motor Homes - 2.22%
1,000	Winnebago Industries, Inc.	55,600

Motor Vehicles & Passenger Car Bodies - 2.88%
1,000	General Motors Co.	40,990
100	Tesla, Inc. *	31,135
		72,125
National Commercial Bank - 4.26%
1,000	JPMorgan Chase & Co.	106,940

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

Pharmaceutical Preparations - 8.47%
1,300	Bristol-Myers Squibb Co.	$ 79,664
800	Johnson & Johnson	111,776
1,100	Teva Pharmaceuticals Industries Ltd. ADR	20,845
		212,285
Retail-Eating & Drinking Place - 4.12%
1,800	Starbucks Corp.	103,374

Retail-Grocery Stores - 1.10%
1,000	Kroger, Inc.	27,450

Retail-Miscellaneous Shopping Goods Stores - 0.53%
2,000	Barnes & Noble, Inc.	13,400

Retail-Variety Stores - 5.20%
2,000	Target Corp.	130,500

Rubber & Plastics Footwear - 2.49%
1,000	Nike, Inc. Class B	62,550

Semiconductors & Related Devices - 6.75%
3,000	Advanced Micro Devices, Inc. *	30,840
1,500	Applied Materials, Inc.	76,680
1,500	Micron Technology, Inc. *	61,680
		169,200
Services-Business Services, NEC - 3.44%
500	Alibaba Group Holding Ltd. (China) *	86,215

Services-Engineering, Accounting, Research, Management - 2.72%
1,000	Paychex, Inc.	68,080

Services-Miscellaneous Amusement Parks - 1.29%
300	The Walt Disney Co.	32,253

Services-Prepackaged Software - 4.68%
400	Adobe Systems, Inc. *	70,096
1,000	Oracle Corp.	47,280
		117,376
Telephone Communications (No Radio) - 2.11%
1,000	Verizon Communications, Inc.	52,930

TOTAL FOR COMMON STOCKS (Cost $1,778,380) - 71.06%		1,781,878

* Non-income producing securities during the period.

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Shares		Value

EXCHANGE TRADED FUNDS - 6.18%
100	iShares Russell 2000 ETF	$ 15,246
500	PowerShares QQQ Trust Series 1	77,880
500	SPDR Gold Shares *	61,825
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $150,129) - 6.18%		154,951

PUT OPTIONS PURCHASED (Premiums Paid $142,249) - 3.75%		94,159

MONEY MARKET FUND - 16.00%
401,153	Fidelity Government Fund Class I 1.16% **	401,153
TOTAL FOR MONEY MARKET FUND - (Cost $401,153) 16.00%		401,153

TOTAL INVESTMENTS (Cost $2,471,911) *** - 96.99%		2,432,141

ASSETS IN EXCESS OF LIABILITIES, NET - 3.01%		75,602

NET ASSETS - 100.00%		$ 2,507,743

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2017.

*** Refer to Note 10 for tax cost.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF PURCHASED OPTIONS

DECEMBER 31, 2017 (UNAUDITED)

PUT OPTIONS - 3.75% *

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

300	Apple, Inc.	$ 51,000	$ 170.00	1/19/2018	$ 906

200	Adobe Systems, Inc.	34,500	172.50	12/29/2017	4

400	Adobe Systems, Inc.	70,000	175.00	4/20/2018	3,640

1,000	Advanced Micro Devices, Inc.	10,000	10.00	12/29/2017	10

1,000	Advanced Micro Devices, Inc.	13,000	13.00	1/19/2018	2,730

2,000	Advanced Micro Devices, Inc.	20,000	10.00	4/20/2018	1,760

500	Alibaba Group Holding Ltd. (China)	90,000	180.00	2/16/2018	5,925

500	Amgen, Inc.	85,000	170.00	2/16/2018	1,700

500	Applied Materials, Inc.	26,250	52.50	1/19/2018	1,020

1,000	Applied Materials, Inc.	57,500	57.50	1/19/2018	6,250

3,500	Bank of America Corp.	45,500	13.00	1/19/2018	35

2,000	Barnes & Noble, Inc.	14,000	7.00	4/20/2018	1,800

800	Bristol-Myers Squibb Co.	50,000	62.50	1/19/2018	1,448

500	Bristol-Myers Squibb Co.	32,500	65.00	1/19/2018	1,860

1,000	Dunkin' Brands Group, Inc.	57,500	57.50	3/16/2018	750

900	Emerson Electric Co.	58,500	65.00	1/19/2018	135

1,000	General Electric Co.	20,000	20.00	1/19/2018	2,520

1,000	General Electric Co.	24,000	24.00	1/19/2018	6,510

1,000	General Motors Co.	44,000	44.00	2/16/2018	3,200

700	Gilead Sciences, Inc.	56,000	80.00	1/19/2018	5,719

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF PURCHASED OPTIONS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

200	Goldman Sachs Group, Inc.	$ 45,000	$ 225.00	1/19/2018	$ 52

1,000	Hewlett Packard Enterprise Co.	14,000	14.00	2/16/2018	280

500	iShares Russell 2000 ETF	75,000	150.00	1/19/2018	530

800	Johnson & Johnson	112,000	140.00	3/16/2018	2,720

500	JPMorgan Chase & Co.	53,500	107.00	1/5/2018	505

1,000	JPMorgan Chase & Co.	110,000	110.00	3/16/2018	5,100

100	Lockheed Martin Corp.	31,500	315.00	3/16/2018	580

1,000	Macy's, Inc.	18,000	18.00	2/16/2018	60

1,000	Metlife, Inc.	42,500	42.50	1/19/2018	10

500	Micorn Technology, Inc.	21,750	43.50	12/29/2017	1,175

1,000	Micorn Technology, Inc.	44,000	44.00	2/16/2018	3,850

500	Nike, Inc. Class B	32,500	65.00	12/29/2017	1,075

1,000	Nike, Inc. Class B	65,000	65.00	4/20/2018	3,980

1,000	Oracle Corp.	49,000	49.00	1/19/2018	1,770

1,000	Paychex, Inc.	70,000	70.00	2/16/2018	2,800

500	Philip Morris International, Inc.	57,500	115.00	1/19/2018	4,600

500	PowerShares QQQ Trust Series 1	73,000	146.00	1/19/2018	145

100	Riot Blockchain, Inc.	4,000	40.00	12/29/2017	1,130

500	SPDR Gold Shares	62,500	125.00	1/19/2018	940

2,000	Starbucks Corp.	110,000	55.00	1/19/2018	360

2,000	Target Corp.	120,000	60.00	1/19/2018	800

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF PURCHASED OPTIONS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

200	Tesla, Inc.	$ 61,000	$ 305.00	1/19/2018	$ 1,620

1,000	Teva Pharmaceuticals Industries Ltd. ADR	20,000	20.00	1/19/2018	3,850

300	The Boeing Co.	39,000	130.00	1/19/2018	-

500	Total S.A. (France)	27,500	55.00	1/19/2018	225

800	Travelers Companies, Inc.	108,000	135.00	4/20/2018	3,520

1,000	The Walt Disney Co.	100,000	100.00	1/19/2018	80

1,000	The Kroger Co.	22,500	22.50	1/19/2018	40

1,000	Verizon Communications, Inc.	47,000	47.00	1/19/2018	40

1,000	Winnebago Industries, Inc.	60,000	60.00	1/19/2018	4,400

	Total Put Options (Premiums Paid $142,249) - 3.75%				$94,159

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN

DECEMBER 31, 2017 (UNAUDITED)

CALL OPTIONS WRITTEN *

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

300	Apple, Inc.	$ 51,000	$ 170.00	1/19/2018	$ 750

200	Adobe Systems, Inc.	35,000	175.00	12/29/2017	62

1,000	Advanced Micro Devices, Inc.	10,500	10.50	12/29/2017	10

200	Alibaba Group Holding Ltd. (China)	37,000	185.00	2/16/2018	670

100	Alibaba Group Holding Ltd. (China)	18,500	185.00	1/19/2018	62

200	Amgen, Inc.	36,000	180.00	1/19/2018	188

500	Applied Materials, Inc.	26,250	52.50	1/19/2018	390

1,000	Applied Materials, Inc.	57,500	57.50	1/19/2018	80

500	Bristol-Myers Squibb Co.	32,500	65.00	1/19/2018	155

900	Emerson Electric Co.	59,400	66.00	1/5/2018	3,600

800	General Electric Co.	20,800	26.00	1/19/2018	8

500	Gilead Sciences, Inc.	40,000	80.00	1/19/2018	45

1,000	Hewlett Packard Enterprise Co.	14,000	14.00	2/16/2018	750

100	iShares Russell 2000 ETF	15,300	153.00	12/29/2017	1

200	Johnson & Johnson	29,000	145.00	2/16/2018	196

400	Johnson & Johnson	56,000	140.00	1/19/2018	528

500	JPMorgan Chase & Co.	55,000	110.00	2/16/2018	775

500	JPMorgan Chase & Co.	55,000	110.00	1/5/2018	60

100	Lockheed Martin Corp.	32,000	320.00	1/19/2018	452

500	Micorn Technology, Inc.	21,750	43.50	12/29/2017	5

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Contracts	Underlying Security	Notional Amount	Exercise Price	Expiration	Fair Value

500	Micorn Technology, Inc.	$ 22,250	$ 44.50	12/29/2017	$ 5

500	Nike, Inc. Class B	33,250	66.50	12/29/2017	5

1,000	Paychex, Inc.	70,000	70.00	2/16/2018	750

500	Philip Morris International, Inc.	57,500	115.00	1/19/2018	20

500	PowerShares QQQ Trust Series 1	73,000	146.00	1/19/2018	5,350

1,800	Starbucks Corp.	99,000	55.00	1/19/2018	5,058

2,000	Target Corp.	120,000	60.00	1/19/2018	11,760

100	Tesla, Inc.	31,500	315.00	12/29/2017	1

100	Tesla, Inc.	31,500	315.00	1/5/2018	580

1,000	Teva Pharmaceuticals Industries Ltd. ADR	20,000	20.00	1/19/2018	510

500	Total S.A. (France)	28,750	57.50	1/19/2018	50

500	Travelers Companies, Inc.	70,000	140.00	1/19/2018	175

300	Travelers Companies, Inc.	40,500	135.00	2/16/2018	1,140

300	The Walt Disney Co.	31,500	105.00	1/19/2018	1,065

1,000	The Kroger Co.	24,000	24.00	1/19/2018	3,570

1,000	Verizon Communications, Inc.	47,000	47.00	1/19/2018	6,180

1,000	Winnebago Industries, Inc.	60,000	60.00	1/19/2018	300

	Total Call Options Written (Premiums Received $34,874)				$ 45,306

ADR - American Depositary Receipt.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2017 (UNAUDITED)

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $20,405,510 and $2,471,911, respectively)	$21,903,254	$2,432,141
Cash Denominated in Foreign Currencies (Cost $272 and $0, respectively)	270
Cash	46,562	-
Receivables:
Dividends and Interest	26,438	3,061
Due from Adviser	-	22,144
Shareholder Subscriptions	6,978	-
Portfolio Securities Sold	159,565	116,101
Prepaid Expenses	-	1,243
Total Assets	22,143,067	2,574,690
Liabilities:
Covered Call Options Written at Value (premiums received $0 and $34,874)	-	45,306
Payables:
Advisory Fees	19,176	-
Administrative Fees	4,842	2,696
Shareholder Redemptions	937	-
Portfolio Securities Purchased	186	-
Distribution Fees	17,030	11,966
Accrued Expenses	-	6,979
Total Liabilities	42,171	66,947

Net Assets	$22,100,896	$2,507,743

Net Assets Consist of:
Paid In Capital	$21,425,795	$3,434,225
Undistributed Net Investment Income (Loss)	(143,694)	51
Accumulated Realized Loss on Investments	(678,947)	(876,331)
Unrealized Depreciation in Value of Investments and Foreign Currency	1,497,742	(50,202)
Net Assets, for 1,777,601 and 362,276 Shares Outstanding, respectively	$22,100,896	$2,507,743

Net Asset Value Per Share		$ 6.92
Redemption Price Per Share ($6.92 x 0.98) *		$ 6.78

Investor Class:

Net Assets	$10,936,509
Shares outstanding (unlimited number of shares authorized with no par value)	879,763
Net Asset Value	$ 12.43
Redemption Price Per Share ($12.43 x 0.98) *	$ 12.18

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Value Fund
Class C:

Net Assets	$ 1,723,667
Shares outstanding (unlimited number of shares authorized with no par value)	147,493
Net Asset Value	$ 11.69
Redemption Price Per Share ($11.69 x 0.98) *	$ 11.46

Institutional Class:

Net Assets	$ 9,440,720
Shares outstanding (unlimited number of shares authorized with no par value)	750,345
Net Asset Value	$ 12.58
Redemption Price Per Share ($12.58 x 0.98) *	$ 12.33

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF OPERATIONS

        FOR THE SIX MONTHS ENDED DECEMBER 31, 2017 (UNAUDITED)

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 44,339	$ 35,822
Interest	85,658	1,783
Total Investment Income	129,997	37,605

Expenses:
Advisory Fees	123,508	5,830
Administration Fees	31,189	18,148
Transfer Agent Fees	-	6,773
Audit Fees	-	5,595
Distribution Fees	29,810	12,955
Legal Fees	-	186
Custody Fees	-	9,302
Printing and Mailing Expense	-	83
Miscellaneous Fees	-	37
Registration Fees	-	1,180
Total Expenses	184,507	60,089
Fees Waived and Reimbursed by the Adviser	-	(37,417)
Net Expenses	184,507	22,672

Net Investment Income (Loss)	(54,510)	14,933

Realized and Unrealized Gain (Loss) on:
Realized Gain on Investments and Foreign Currency Transactions	66,708	150,400
Realized Loss on Options	(854)	(168,416)
Realized Gain (Loss) on Investments, Options and Foreign Currency Transactions	65,854	(18,016)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments and Foreign Currency Transactions	(327,546)	(329)
Options	(182)	22,298
Change in Unrealized Appreciation (Depreciation) on Investments, Options and Foreign Currency Transactions	(327,728)	21,969

Realized and Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions	(261,874)	3,953

Net Increase (Decrease) in Net Assets Resulting from Operations	$(316,384)	$ 18,886

(a) net of foreign withholding taxes of $167 and $56 respectively.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2017	6/30/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (54,510)	$ (226,400)
Net Realized Gain on Investments, Options, and Foreign Currency Transactions	65,854	548,740
Unrealized Depreciation on Investments, Options, and Foreign Currency Transactions	(327,728)	(580,843)
Net Decrease in Net Assets Resulting from Operations	(316,384)	(258,503)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	(815,809)
Total Distributions Paid to Shareholders	-	(815,809)

Capital Share Transactions	(3,176,596)	(3,538,789)

Total Decrease in Net Assets	(3,492,980)	(4,613,101)

Net Assets:
Beginning of Period	25,593,876	30,206,977

End of Period (Including Undistributed Net Investment Loss of ($143,694) and ($89,184), respectively)	$22,100,896	$25,593,876

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	12/31/2017	6/30/2017
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ 14,933	$ (5,379)
Net Realized Loss on Investments and Options	(18,016)	(112,707)
Unrealized Appreciation on Investments and Options	21,969	75,248
Net Increase (Decrease) in Net Assets Resulting from Operations	18,886	(42,838)

Distributions to Shareholders:
Net Investment Income	(11,107)	-
Realized Gains	-	-
Return of Capital	-	-
Total Distributions Paid to Shareholders	(11,107)	-

Capital Share Transactions	(120,305)	(366,642)

Total Decrease in Net Assets	(112,526)	(409,480)

Net Assets:
Beginning of Period	2,620,269	3,029,749

End of Period (Including Undistributed Net Investment Income (Loss) of $51 and $(3,775), respectively)	$ 2,507,743	$ 2,620,269

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 12/31/2017

		Years Ended
		6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Period	$ 12.61	$ 13.12	$ 14.17	$ 14.76	$ 13.38	$ 11.71

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.03)	(0.10)	(0.13)	(0.14)	(0.08)	0.02
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.15)	(0.03)	0.05	0.15	2.42	2.59
Total from Investment Operations	(0.18)	(0.13)	(0.08)	0.01	2.34	2.61

Distributions:
Net Investment Income	-	-	-	-	-	(0.01)
Realized Gains	-	(0.38)	(0.97)	(0.60)	(0.96)	(0.93)
Total from Distributions	-	(0.38)	(0.97)	(0.60)	(0.96)	(0.94)

Redemption Fees ***	-	-	-	-(a)	-(a)	-

Net Asset Value, at End of Period	$ 12.43	$ 12.61	$ 13.12	$ 14.17	$ 14.76	$ 13.38

Total Return **	(1.43)%(c)	(1.01)%	(0.39)%	(0.06)%	17.60%	24.00%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 10,937	$16,945	$19,038	$19,957	$24,572	$12,010
Ratio of Expenses to Average Net Assets	1.49%(b)	1.49%	1.49%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.44)%(b)	(0.77)%	(1.00)%	(0.95)%	(0.54)%	0.17%
Portfolio Turnover	6.58%(c)	60.96%	51.13%	22.93%	81.29%	73.76%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less that $0.005

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

VALUE FUND – CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 12/31/2017

		Years Ended
		6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Period	$ 11.90	$ 12.49	$ 13.64	$ 14.33	$ 13.11	$ 11.57

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.07)	(0.19)	(0.23)	(0.24)	(0.18)	(0.07)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.14)	(0.02)	0.05	0.15	2.36	2.54
Total from Investment Operations	(0.21)	(0.21)	(0.18)	(0.09)	2.18	2.47

Distributions:
Net Investment Income	-	-	-	-	-	-
Realized Gains	-	(0.38)	(0.97)	(0.60)	(0.96)	(0.93)
Total from Distributions	-	(0.38)	(0.97)	(0.60)	(0.96)	(0.93)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 11.69	$ 11.90	$ 12.49	$ 13.64	$ 14.33	$ 13.11

Total Return **	(1.76)%(b)	(1.71)%	(1.16)%	(0.78)%	16.69%	23.06%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,724	$ 2,232	$ 3,718	$ 3,728	$ 3,281	$ 1,458
Ratio of Expenses to Average Net Assets	2.24%(a)	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of Net Investment Loss to Average Net Assets	(1.19)%(a)	(1.54)%	(1.75)%	(1.71)%	(1.30)%	(0.62)%
Portfolio Turnover	6.58%(b)	60.96%	51.13%	22.93%	81.29%	73.76%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

VALUE FUND – INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 12/31/2017

		Years Ended
		6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Period	$ 12.75	$ 13.23	$ 14.24	$ 14.79	$ 13.38	$ 11.70

Income (Loss) From Investment Operations:
Net Investment Income (Loss) *	(0.01)	(0.07)	(0.10)	(0.10)	(0.05)	0.05
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.16)	(0.03)	0.06	0.15	2.42	2.60
Total from Investment Operations	(0.17)	(0.10)	(0.04)	0.05	2.37	2.65

Distributions:
Net Investment Income	-	-	-	-	-	(0.03)
Realized Gains	-	(0.38)	(0.97)	(0.60)	(0.96)	(0.94)
Total from Distributions	-	(0.38)	(0.97)	(0.60)	(0.96)	(0.97)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 12.58	$ 12.75	$ 13.23	$ 14.24	$ 14.79	$ 13.38

Total Return **	(1.33)%(b)	(0.77)%	(0.09)%	0.21%	17.83%	24.40%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 9,441	$ 6,417	$ 7,451	$ 8,870	$23,630	$ 4,893
Ratio of Expenses to Average Net Assets	1.24%(a)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.22)%(a)	(0.52)%	(0.75)%	(0.69)%	(0.31)%	0.42%
Portfolio Turnover	6.58%(b)	60.96%	51.13%	22.93%	81.29%	73.76%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	(Unaudited) Six Months Ended 12/31/2017

		Years Ended
		6/30/2017	6/30/2016	6/30/2015	6/30/2014	6/30/2013

Net Asset Value, at Beginning of Period	$ 6.90	$ 7.01	$ 7.33	$ 7.64	$ 7.44	$ 7.78

Income From Investment Operations:
Net Investment Income (Loss) *	0.04	(0.01)	0.02	0.16	0.14	0.13
Net Gain (Loss) on Securities (Realized and Unrealized)	0.01	(0.10)	(0.28)	(0.31)	0.19	(0.37)
Total from Investment Operations	0.05	(0.11)	(0.26)	(0.15)	0.33	(0.24)

Distributions:
Net Investment Income	(0.03)	-	(0.05)	(0.16)	(0.13)	(0.10)
Realized Gains	-	-	-	-	-	-
Return of Capital	-	-	(0.01)	-	-	-
Total from Distributions	(0.03)	-	(0.06)	(0.16)	(0.13)	(0.10)

Redemption Fees ***	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 6.92	$ 6.90	$ 7.01	$ 7.33	$ 7.64	$ 7.44

Total Return **	0.73%(b)	(1.57)%	(3.49)%	(1.95)%	4.51%	(3.07)%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 2,508	$ 2,620	$ 3,030	$ 3,432	$ 3,495	$ 3,535
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.64%(a)	4.46%	4.88%	4.62%	4.17%	4.27%
Ratio of Net Investment Income (Loss) to Average Net Assets	(1.74)%(a)	(2.90)%	(2.88)%	(0.72)%	(0.62)%	(0.85)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75%(a)	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.15%(a)	(0.19)%	0.25%	2.14%	1.80%	1.67%
Portfolio Turnover	390.35%(b)	372.87%	478.51%	660.84%	650.16%	463.44%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2017 (UNAUDITED)

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP” or “Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund. The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing. The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return. The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares. The share classes vary in distribution (12b-1) fee accruals and minimum initial investment required.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.  The Funds are each a series of an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities Valuations - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There were no redemption fees collected for the Funds during the six months ended December 31, 2017.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, fiscal years 2014-2017, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the year ended June 30, 2017, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end.  Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.  Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Option Writing - The Funds may invest in put and call options.  When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the Fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Share class accounting – Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the three classes of shares of the Value Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Securities Valuations

Processes and Structure

The Trust’s Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the respective adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the respective adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Equity securities (common stock, closed-end and exchange traded funds). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as american depositary receipts, financial futures, exchange traded funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

U.S. government obligations - U.S. government securities are normally valued using a model that incorporates market observable data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short term investments - Short term investments are valued using amortized cost, which approximates fair value.  These securities will be categorized in Level 1 of the fair value hierarchy.

Derivative instruments (put and call options) – Options are valued at the last sales prices on the valuation date if the last sales price is between the closing bid and asked prices.  Otherwise, options are valued at the closing bid price. These securities will be categorized in Level 2 of the fair value hierarchy if valued at other than closing price.

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of December 31, 2017:

Value Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 7,789,809	$ -	$ -	$ 7,789,809
Corporate Bonds *	-	3,111,680	-	3,111,680
U.S. Government Agencies & Obligations	-	6,441,425	-	6,441,425
Put Options	-	-	-	-
Short-Term Investments	4,560,340	-	-	4,560,340
Total	$ 12,350,149	$ 9,553,105	$ -	$21,903,254

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Baldwin Fund	Financial Instruments - Assets
	Level 1	Level 2	Level 3	Total

Common Stocks *	$ 1,781,878	$ -	$ -	$ 1,781,878
Exchange Traded Funds	154,951	-	-	154,951
Put Options	94,159	-	-	94,159
Short-Term Investments	401,153	-	-	401,153
Total	$2,432,141	$ -	$ -	$ 2,432,141

Financial Instruments - Liabilities
	Level 1	Level 2	Level 3	Total

Call Options	$ 45,306	$ -	$ -	$ 45,306
Total	$ 45,306	$ -	$ -	$ 45,306

*Industry classifications for these categories are detailed on the Schedule of Investments of each Fund.

The Funds did not hold any Level 2 or Level 3 assets during the six months ended December 31, 2017. It is the Funds policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a “Management Agreement” with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as officers and trustees of the Trust. Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), Rule 12b-1 fees,  acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the six months ended December 31, 2017, Frank Capital earned management fees of $123,508 from the Value Fund.  As of December 31, 2017, the Value Fund owed Frank Capital $19,176 for management fees.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the six months ended December 31, 2017, the Value Fund accrued $31,189 in administrative fees.  At December 31, 2017, the Value Fund owed $4,842 in administrative fees.

Baldwin Fund

The Trust has a “Management Agreement” with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement, the Baldwin Fund is authorized to pay LBC a management fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the Baldwin Fund’s average daily net assets. For the six months ended December 31, 2017, LBC’s fee of $5,830 was accrued by the Baldwin Fund for advisory fees.

LBC has contractually agreed to waive its advisory fees and/or to reimburse the Baldwin Fund’s expenses, at least until October 31, 2023, to the extent necessary to limit the Baldwin Fund’s ordinary operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on securities sold short, underlying fund fees, Rule 12b-1 fees and expenses, or extraordinary expenses such as litigation) to 1.75% of the Baldwin Fund’s average daily net assets, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC waived $5,830 of advisory fees and reimbursed the Baldwin Fund $31,587 for expenses during the six months ended December 31, 2017. As of December 31, 2017, the LBC owed the Baldwin Fund $22,144 in reimbursement fees. At June 30, 2017, the amounts subject to future recoupment total $278,281 and are as follows:

Fiscal Year Ended	Recoverable Through	Amount
June 30, 2015	June 30, 2018	$ 99,544
June 30, 2016	June 30, 2019	$ 101,433
June 30, 2017	June 30, 2020	$ 77,304

During the six months ended December 31, 2017, the Fund paid $13,819 in brokerage commissions to LBC in its role as a registered broker dealer.

Note 5. Distribution and Service Fees

The Board, with respect to the Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively, of each classes’ average daily net assets.  For the six months ended December 31, 2017, the Investor Class accrued $19,712 in distribution fees and Class C accrued $10,098 in distribution fees. At December 31, 2017, the Value Fund owed $17,030 in distribution fees.

The Board, with respect to the Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 1.00% of the Fund’s average daily net assets to LBC, as the Fund’s distributor.  For the six months ended December 31, 2017, the Baldwin Fund accrued $12,955 in 12b-1 fees. At December 31, 2017, the Baldwin Fund owed $11,966 in distribution fees.

Note 6. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of Frank Capital.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the six months ended December 31, 2017, LBC was paid $13,819 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $3,000 per month.  Administrative fees paid to Frank Capital for the six months ended December 31, 2017, were $18,148.  LBC acts as the distributor of the Baldwin Fund.  At December 31, 2017, the Fund owed LBC $11,966.

Note 7. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of December 31, 2017, was $21,425,795 and $3,434,225 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2017 through December 31, 2017		July 1, 2016 through June 30, 2017

	Shares	Amount	Shares	Amount
Shares sold	37,865	$ 482,864	401,834	$ 5,264,183
Shares reinvested	-	-	33,831	433,374
Shares redeemed	(501,949)	(6,312,746)	(542,665)	(7,096,305)
Net Decrease	(464,084)	$(5,829,882)	(107,000)	$ (1,398,748)

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Value Fund – Class C	July 1, 2017 through December 31, 2017		July 1, 2016 through June 30, 2017

	Shares	Amount	Shares	Amount
Shares sold	1,411	$ 16,882	15,892	$ 199,499
Shares reinvested	-	-	7,905	95,889
Shares redeemed	(41,503)	(496,284)	(133,777)	(1,642,255)
Net Decrease	(40,092)	$ (479,402)	(109,980)	$ (1,346,867)

Value Fund – Institutional Class	July 1, 2017 through December 31, 2017		July 1, 2016 through June 30, 2017

	Shares	Amount	Shares	Amount
Shares sold	351,366	$ 4,455,893	138,237	$ 1,819,310
Shares reinvested	-	-	14,632	189,191
Shares redeemed	(104,466)	(1,323,205)	(212,803)	(2,801,675)
Net Increase (Decrease)	246,900	$ 3,132,688	(59,934)	$ (793,174)

Baldwin Fund	July 1, 2017 through December 31, 2017		July 1, 2016 through June 30, 2017

	Shares	Amount	Shares	Amount
Shares sold	692	$ 4,800	2,013	$ 14,100
Shares reinvested	1,428	9,912	-	-
Shares redeemed	(19,463)	(135,017)	(54,431)	(380,742)
Net Decrease	(17,343)	$ (120,305)	(52,418)	$ (366,642)

Note 8. Options

Baldwin Fund

As of December 31, 2017, the Baldwin Fund had outstanding written call options valued at $45,306.

Transactions in written call options during the six months ended December 31, 2017, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2017	203	$ 23,322
Options written	3,304	359,409
Options exercised	(1,002)	(147,523)
Options expired	(512)	(45,040)
Options terminated in closing purchase transaction	(1,772)	(155,294)
Options outstanding at December 31, 2017	221	$ 34,874

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

The location on the statement of assets and liabilities of the Baldwin Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

	Liability Derivatives		Asset Derivatives
Call options written	$45,306	Investments in Securities	$94,159

Realized and unrealized gains and losses on derivatives contracts entered into during the six months ended December 31, 2017, by the Baldwin Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Options Written and Purchased	Realized Gain (Loss) on Options	$(168,416)	Change in Unrealized Appreciation/(Depreciation) on Options	$22,298

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in abnormal market conditions, or if the adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 9. Investment Transactions

For the six months ended December 31, 2017, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Value Fund aggregated $696,987 and $5,268,591, respectively. Purchases and sales of U.S. Government obligations aggregated $4,945,842 and $0, respectively. Purchases and sales of securities sold short aggregated $0 and $0, respectively. Purchases and sales of options for the Value Fund aggregated $947 and $0, respectively.

For the six months ended December 31, 2017, purchases and sales of investment securities other than U.S. Government obligations, and short-term investments for the Baldwin Fund aggregated $8,399,940 and $9,015,745, respectively.  Purchases and sales of options purchased for the Baldwin Fund aggregated $418,986 and $208,382, respectively.  Purchases and sales of options written for the Baldwin Fund aggregated $65,715 and $125,438, respectively.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Note 10. Tax Matters

As of December 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

	Value Fund	Baldwin Fund

Gross unrealized appreciation on investment securities	$ 1,895,096	$ 85,342
Gross unrealized depreciation on investment securities	(397,354)	(135,544)
Net unrealized appreciation (depreciation) on investment securities	$ 1,497,742	$ (50,202)

Cost of investment securities, including short-term investments *	$20,405,510	$ 2,471,911

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The Funds’ tax basis capital gains and losses and undistributed ordinary income are determined at the end of each fiscal year. As of June 30, 2017 the Funds’ most recent fiscal year-end, components of distributable earnings on a tax basis were as follows:

Value Fund	Baldwin Fund

Unrealized appreciation (depreciation)

       $1,669,221

      $ (87,954)

Deferral of Post December ordinary loss**

      (89,184)

         (3,775)

Deferral of Post October loss

**

                      (588,552)

         (78,851)

Accumulated realized gains

                       -

         -

Accumulated ordinary

                       -

         -

Capital loss carry forwards: +

   No expiration:

         Short-term

                       -

           (618,170)

         Long-term

                                       -

           (145,511)

Total Distributable earnings

                        $  991,485

       $  (934,261)

* The difference between book and tax cost represents disallowed wash sales for tax purposes.

**These deferrals are considered incurred in the subsequent year.

+ The capital loss carry forward will be used to offset any capital gains realized by the Baldwin Fund in future years through the indefinite expiration date.  The Baldwin Fund will not make distributions from capital gains while a capital loss carry forward remains.

The capital gains (losses) shown may differ from corresponding accumulated net realized gain (loss) reported on the statement of assets and liabilities due to certain temporary book/tax differences due to temporary book/tax differences due to the deferral of  losses on wash sales.  Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year and net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

The Funds paid the following distributions for the six months ended December 31, 2017 and year ended June 30, 2017:

Value Fund
Periods Ended	$ Amount	Tax Character
Investor Class
6/30/2017	$ 195,694	Ordinary income
6/30/2017	$ 321,691	Long-term capital gain

Class C
6/30/2017	$ 38,568	Ordinary income
6/30/2017	$ 63,400	Long-term capital gain

Institutional Class
6/30/2017	$ 74,307	Ordinary income
6/30/2017	$ 122,149	Long-term capital gain

Baldwin Fund
Periods Ended	$ Amount	Tax Character
12/31/2017	$ 11,107	Ordinary income
6/30/2016	$ 29,699	Ordinary income

The Value Fund did not pay a distribution for the six months ended December 31, 2017.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 11. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of December 31, 2017, NFS, LLC owned approximately 90% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of December 31, 2017, NFS, LLC owned approximately 60% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund.

Note 12.  Indemnifications

In the normal course of business, the Funds enter into contracts that contain general indemnification to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

FRANK FUNDS

EXPENSE ILLUSTRATION

DECEMBER 31, 2017 (UNAUDITED)

 Expense Example

As a shareholder of the Value Fund or Baldwin Fund, you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs, including management fees and distribution and/or service (12b-1) fees.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of July 1, 2017 through December 31, 2017.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Frank Value Fund - Investor Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$985.73	$7.46
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.69	$7.58

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

Frank Value Fund - Class C

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$982.35	$11.19
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,013.91	$11.37

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Frank Value Fund - Institutional Class

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$986.67	$6.21
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.95	$6.31

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Leigh Baldwin

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	July 1, 2017	December 31, 2017	July 1, 2017 to December 31, 2017

Actual	$1,000.00	$1,007.35	$8.85
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,016.38	$8.89

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

FRANK FUNDS

BOARD OF TRUSTEES

DECEMBER 31, 2017 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Jason W. Frey Age: 38	Trustee	Indefinite/ June 2004 - present	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012	2	None
Andrea Nitta Age: 35	Trustee	Indefinite/ December 2009 - present	Accounting Manager, WEI Mortgage Corporation, May 2016 to present. Assistant Controller, Radiology Affiliates Imaging, March 2015 to November 2015; Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to March 2015	2	None
Hemanshu Patel Age: 33	Trustee	Indefinite/ December 2009 - present	Vice President, North Castle Partners, private equity firm, February 2016 to present. Vice President, J. W. Childs Associates, private equity firm, November 2007 to February 2016	2	None

1 The address of each trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

DECEMBER 31, 2017 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address[1] and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[2] Age: 36	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President and Trustee, September 2009 - present	Managing Partner of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[2] Age: 48	Secretary	Indefinite/September 2009 - present	Self-employed, Consultant to Mutual Fund Industry, 2006 – present	N/A	None

1 The address of each officer and trustee is c/o Frank Funds, 781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149.

2 Brian Frank is considered an “Interested” Trustee, as defined in the 1940 Act, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

DECEMBER 31, 2017 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

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Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Nitta

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

781 Crandon Blvd., Unit 602

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frank Funds

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank

     Brian J. Frank

     President & Treasurer

Date March 1, 2018